SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Schedule of reconciliation of the cash and cash equivalents balances reported on the balance sheets and the cash, cash equivalents and restricted cash balances reported in the statements of cash flows

	June 30,
	2021	2022

Cash and cash equivalents, as reported on the balance sheets	$11,132	$11,571
Restricted cash, as reported on the balance sheets	584	792
Cash, cash equivalents, and restricted cash, as reported in the statements of cash flows	$11,716	$12,263

	December 31,
	2020	2021
Cash and cash equivalents, as reported on the balance sheets	$15,598	$23,236
Restricted cash, as reported on the balance sheets	576	618
Cash, cash equivalents, and restricted cash, as reported in the statements of cash flows	$16,174	$23,854

Schedule of useful lives of property and equipment

%
Computers and software	33
Laboratory equipment	10 – 15
Furniture and office equipment	7 – 15
Car	20
Manufacturing equipment	10
Leasehold improvements	Over the shorter of the term of the lease or its useful life

Schedule of assumptions in the valuation of options

	Year Ended December 31,
	2019	2020	2021
Expected term (years)	5.4 – 7.1	2.0 – 6.2	5.0 – 6.3
Expected volatility	85.3% – 88.6%	90.8% – 102.1%	85.5% – 89.2%
Risk-free interest rate	1.9% – 2.6%	0.1% – 0.5%	0.8% – 1.4%
Expected dividend yield	0%	0%	0%